Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discount rate	10.20%	10.00%
Outstanding minimum balance of loans to be evaluated for impairment individually	$ 1.0	$ 1.0
Number of days for interest or principal payment to become delinquent	90 days	90 days
Minimum [Member]
Prepayment range	1.80%	4.30%
Appraisals, discounted range	0.00%	0.00%
Additional discount rate	0.00%	0.00%
Maximum [Member]
Prepayment range	21.60%	30.10%
Appraisals, discounted range	25.00%	25.00%
Additional discount rate	25.00%	25.00%